Remuneration and other benefits paid to Banco Santander’s directors and senior managers	6 Months Ended
Jun. 30, 2026
Remuneration And Other Benefits [Abstract]
Remuneration and other benefits paid to Banco Santander’s directors and senior managers	Remuneration and other benefits paid to Banco Santander’s directors and senior managers
Note 5 to Grupo Santander’s consolidated annual accounts for the year ended 31 December 2025 details the remuneration and other benefits to members of Banco Santander’s Board of Directors and senior management in 2025.
Following is a summary of the most significant data on the remunerations and benefits for the six-month periods ended 30 June 2026 and 2025:
Remuneration of members of the board of directors (1)

	EUR thousand
	30-06-2026	30-06-2025
Members of the board of directors: (2)
Remuneration concept
Fixed salary remuneration of executive directors	3,457	3,292
Variable salary remuneration of executive directors	—	—
Directors' fees	537	622
Bylaw-stipulated emoluments (annual emolument)	2,095	2,021
Other	1,750	2,361
	7,839	8,296
1.The Notes to the consolidated annual accounts for 2026 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
2.Ms. Homaira Akbari stepped down as member of the board of directors on 27 March 2026. From 12 May 2026, Ms. Deborah Stern Vieitas joined the board of directors.

Other benefits of members of the board of directors

	EUR thousand
	30-06-2026	30-06-2025
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	230	262
Pension funds and plans: Endowments and/or contributions (1)	1,284	1,208
Pension funds and plans: Accumulated rights (2)	90,265	82,578
Life insurance premiums	634	928
Guarantees provided for directors	—	—
1. These correspond to the endowments and/or contributions made during the first six months of 2026 and 2025 in respect of retirement pensions, widowhood, orphanhood and permanent disability.
2. Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2026 and 30 June 2025 rights accrued for this concept for EUR 41,098 thousand and EUR 42,662 thousand, respectively.
Remuneration of senior management (1) (2)
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2026 and 2025, excluding the executive directors:

	EUR thousand
	30-06-2026	30-06-2025
Senior management (1)
Total remuneration of senior management (2)	16,320	15,540
1.Remunerations received during the first six months by members of the senior management who ceased in their functions by 30 June 2026, amounted to EUR 1,362 thousand (EUR 0 thousand by 30 June 2025).
2.The number of members of Banco Santander's senior management, excluding executive directors, is 15 as of 30 June 2026 (15 persons as of 30 June 2025)
The variable annual remuneration (or bonuses) received for fiscal year 2025, both for directors and the rest of senior management, were included in the information on remuneration included in the annual report for that year. Similarly, the variable remuneration attributable to the 2026 results, which will be submitted for approval by the Board of Directors at the appropriate time, will be included in the financial statements for the current year.
Funds and pension plans of senior management

	EUR thousand
	30-06-2026	30-06-2025
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,387	2,708
Pension funds: Accumulated rights (3)	55,264	53,863
1.During the first six months of 2026 and 2025, no contributions were made to pension funds for members who had ceased in their functions during those periods.
2.Corresponds to the allocations and/or contributions made during the first six months of 2026 and 2025 as retirement pensions.
3.Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2026 and 30 June 2025 rights accumulated for this same concept for EUR 77,811 thousand and EUR 73,141 thousand, respectively.